Property and Equipment - Table 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Straight-line Rent
Straight-line rental accrual	$ 7.8	$ 8.0